Financial Instruments And Financial Risk Management - Additional Information (Detail) € in Thousands, $ in Thousands			12 Months Ended
	Apr. 25, 2023 EUR (€)	Apr. 01, 2023	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Mar. 31, 2024 USD ($)	Apr. 25, 2023 USD ($)
Financial Instruments and Financial Risk Management [Line Items]
Fair value of the prepayment option of the loan				€ 172
Proceeds from issuing shares			€ 12,769	11,201	€ 66,542
Liabilities			168,373	52,528
Other financial liabilities carrying value			2,559
Financial liabilities fair value amount			€ 68,992
Trade receivables contractual payments description			Trade receivables are impaired where there is no reasonable expectation of recovery. A general indicator that there is no reasonable expectation of recovery is the failure to make contractual payments for a period of more than 90 days past due, unless other indicators exist that contradict this general assumption.
Level 2 of fair value hierarchy [member] | Embedded Interest Rate Floor Of Loan [member]
Financial Instruments and Financial Risk Management [Line Items]
Derivative financial liabilities			€ (720)	0
Level 3 of fair value hierarchy [member] | Prepayment Option of the Loan [member]
Financial Instruments and Financial Risk Management [Line Items]
Derivative financial liabilities			111	€ 0
Loan Agreement [Member]
Financial Instruments and Financial Risk Management [Line Items]
Other financial liabilities carrying value			€ 62,782
Term loan [Member] | Mynaric USA [member]
Financial Instruments and Financial Risk Management [Line Items]
Borrowings | $							$ 75,000
Borrowings, maturity		five-year
Proceeds from issuing shares	€ 12,400
Amended term loan [Member]
Financial Instruments and Financial Risk Management [Line Items]
Borrowings | $							$ 10,000
Amended term loan [Member] | Non Adjusting Events After Reporting Period [Member]
Financial Instruments and Financial Risk Management [Line Items]
Aggregate principal amount | $						$ 20,000
Remaining borrowing capacity | $						$ 10,000
Capital Risk [member]
Financial Instruments and Financial Risk Management [Line Items]
Equity ratio			(41.40%)	34.60%	78.60%
Interest rate risk [member] | Loan Agreement Embedded Derivative [member] | Prepayment Option [member]
Financial Instruments and Financial Risk Management [Line Items]
Liabilities			€ 111	€ 0
Interest rate risk [member] | Loan Agreement Embedded Derivative [member] | Embedded Floor [member]
Financial Instruments and Financial Risk Management [Line Items]
Liabilities			€ 720	€ 0